Note 11 Financial Highlights	3 Months Ended
Mar. 31, 2012
Note 11 Financial Highlights:
Financial Highlights

11.          Financial Highlights

	Three Months Ended March 31,
	2012	2011
Performance per unit (1)

Net unit value, beginning of period	$ 790.28	$ (129,153.02)

Net realized and unrealized (loss) from investments	(1.57)	-
Expenses	(35.26)	(7,466.75)

Net (decrease) for the period	(36.83)	(7,466.75)

Net unit value at the end of the period	$ 753.45	$ (136,619.77)

Net assets at the end of the period ($000)	$ 1,718	$ (273)

Total return (2)	(4.66)%	(5.78)%

Number of units outstanding at the end of the period	2,279.817	2.000

Supplemental Data
Ratio to average net assets (3)
Net investment (loss)	(18.02)%	(23.13)%
Expenses	(18.02)%	(23.13)%

Total returns are calculated based on the change in value of a unit during the period.  Net realized and unrealized (loss) from investments is a balancing amount necessary to reconcile the change in net unit value.  An individual member's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redemptions.

(1) Net realized and unrealized (loss) from investments and expenses are calculated based on a single unit outstanding during the period.

(2) Not annualized

(3) Annualized.